Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property and Equipment, Net
Property and Equipment, Net

8. Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	(Amount in Thousands)
	2018	2019	2019
	RMB	RMB	US$
Leasehold improvements	169,367	175,579	25,220
Furniture, fixtures and equipment	125,199	133,217	19,135
Motor vehicles	146,167	122,474	17,592
Software	109,748	124,754	17,920
Property	55,154	55,154	7,923
	605,635	611,178	87,790
Accumulated depreciation	(278,549)	(332,610)	(47,776)
	327,086	278,568	40,014
Construction in progress	19,567	17,752	2,550
Property and equipment, net	346,653	296,320	42,564

Depreciation expense was RMB81,964, RMB92,282 and RMB105,432 for the years ended December 31, 2017, 2018 and 2019, respectively.